Mineral Properties and Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Schedule Related to Property, Plant and Equipment

	Machinery and equipment	Land and buildings	Furniture and other equipment	Assets under lease	Capital work in progress - Lindero	Capital work in progress - Other	Total
COST
Balance at December 31, 2019 (Restated) note 4(t)ii)	$75,246	$159,732	$16,083	$35,671	$216,482	$6,424	$509,638
Additions	5,190	473	1,427	2,715	45,688	3,645	59,138
Changes in closure and reclamation	682	-	-	-	-	-	682
Disposals	(750)	-	(109)	(885)	-	-	(1,744)
Transfers	29,636	51,547	2,096	-	(75,100)	(8,179)	-
Balance at December 31, 2020	$110,004	$211,752	$19,497	$37,501	$187,070	$1,890	$567,714

ACCUMULATED DEPRECIATION
Balance at December 31, 2019	$42,214	$78,360	$7,402	$6,006	$-	$-	$133,982
Disposals	(618)	-	(100)	(408)	-	-	(1,126)
Depreciation	6,701	13,161	2,842	6,744	-	-	29,448
Balance at December 31, 2020	$48,297	$91,521	$10,144	$12,342	$-	$-	$162,304

Net Book Value at December 31, 2020	$61,707	$120,231	$9,353	$25,159	$187,070	$1,890	$405,410

	Machinery and equipment	Land and buildings	Furniture and other equipment	Assets under lease [1]	Capital work in progress - Lindero	Capital work in progress - Other	Total
					(Restated)
COST
Balance at December 31, 2018	$74,188	$141,318	$11,066	$13,411	$52,964	$6,140	$299,087
Initial adoption IFRS 16	-	-	-	7,316	-	-	7,316
Balance at January 1, 2019	74,188	141,318	11,066	20,727	52,964	6,140	306,403
Additions	1,185	714	3,464	14,944	174,164	9,718	204,189
Changes in closure and reclamation	171	-	-	-	-	-	171
Disposals	(1,038)	-	(87)	-	-	-	(1,125)
Transfers	740	17,700	1,640	-	(10,646)	(9,434)	-
Balance at December 31, 2019 (Restated)	75,246	159,732	16,083	35,671	216,482	6,424	509,638

ACCUMULATED DEPRECIATION
Balance at December 31, 2018	$35,843	$65,547	$5,390	$107	$-	$-	$106,887
Disposals	(746)	-	(79)	-	-	-	(825)
Depreciation	7,117	12,813	2,091	5,899	-	-	27,920
Balance at December 31, 2019 (Restated)	$42,214	$78,360	$7,402	$6,006	$-	$-	$133,982

Net Book Value at December 31, 2019 (Restated)	$33,032	$81,372	$8,681	$29,665	$216,482	$6,424	$375,656

(1)

The Company leases equipment that was previously classified as a finance lease under IAS 17. On January 1, 2019, the Company adopted IFRS 16, Leases, and the equipment purchased under finance leases were classified as right-of-use assets. The carrying amount of $13,411 and the related lease liability of $8,767 were determined based on the carrying amount of these assets and their related lease liability immediately before the effective date of IFRS 16.

Mineral Properties and Exploration and Evaluation Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule Related to Property, Plant and Equipment

	Depletable		Not depletable
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance at December 31, 2019	$128,244	$184,333	$203,866	$7,933	$524,376
Additions	3,833	8,310	32,506	1,298	45,947
Changes in closure and reclamation provision	2,599	1,328	4,730	-	8,657
Write-downs	-	(1,233)	-	(188)	(1,421)
Balance at December 31, 2020	$134,676	$192,738	$241,102	$9,043	$577,559

ACCUMULATED DEPLETION
Balance at December 31, 2019	$74,435	$96,422	$-	$-	$170,857
Disposals	-	(543)	-	-	(543)
Depletion	6,944	14,584	-	-	21,528
Balance at December 31, 2020	$81,379	$110,463	$-	$-	$191,842

Net Book Value at December 31, 2020	$53,297	$82,275	$241,102	$9,043	$385,717

	Depletable		Not depletable
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance at December 31, 2018	$121,625	$175,609	$155,854	$7,797	$460,885
Additions	6,396	7,838	34,485	2,652	51,371
Changes in closure and reclamation provision	223	886	13,527	-	14,636
Disposals	-	-	-	(2,516)	(2,516)
Balance at December 31, 2019	$128,244	$184,333	$203,866	$7,933	$524,376

ACCUMULATED DEPLETION
Balance at December 31, 2018	$68,207	$79,878	$-	$-	$148,085
Depletion	6,228	16,544	-	-	22,772
Balance at December 31, 2019	$74,435	$96,422	$-	$-	$170,857

Net Book Value at December 31, 2019	$53,809	$87,911	$203,866	$7,933	$353,519

Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule Related to Property, Plant and Equipment

	Mexico		Argentina			Serbia	Others
	Tlacolula	Pachuca	Arizaro	Esperanza	Incachule	Barje		Total
Balance at December 31, 2018	$3,298	$-	$934	$788	$766	$1,938	$73	$7,797
Additions	218	962	2	-	-	1,318	152	2,652
Write-off	-	(962)	-	(788)	(766)	-	-	(2,516)
Balance at December 31, 2019	3,516	-	936	-	-	3,256	225	7,933
Additions	209	-	-	-	-	122	967	1,298
Write-off	-	-	-	-	-	-	(188)	(188)
Balance at December 31, 2020	$3,725	$-	$936	$-	$-	$3,378	$1,004	$9,043